Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Operating lease revenue	$ 313,582	$ 429,691	$ 406,563
Finance lease income	2,066	299	0
Equity earnings from unconsolidated subsidiary	530	1,159	3,562
Gain on sale of aircraft	27,195	28,959	14,761
Interest and other income	1,666	2,289	662
Total revenues	345,039	462,397	425,548
Expenses
Depreciation	120,452	159,732	166,983
Aircraft impairment	96,122	66,093	1,200
Interest expense	123,161	145,448	142,519
Selling, general and administrative	30,077	33,674	41,033
Ineffective, dedesignated and terminated derivatives	91	4,134	72
Net (gain) loss on extinguishment of debt	9,246	17,491	(2,194)
Maintenance and other costs	2,279	7,628	7,060
Total expenses	381,428	434,200	356,673
Net income (loss) before provision for income taxes	(36,389)	28,197	68,875
Provision (benefit) for income taxes	(7,277)	5,399	8,691
Net income (loss)	$ (29,112)	$ 22,798	$ 60,184
Weighted average number of shares:
Basic (in shares)	33,239,001	41,222,690	41,405,211
Diluted (in shares)	33,239,001	41,315,149	41,527,584
Earnings (loss) per share:
Basic (in dollars per shares)	$ (0.88)	$ 0.52	$ 1.42
Diluted (in dollars per shares)	(0.88)	0.52	1.42
Dividends declared and paid per share (in dollars per shares)	$ 0	$ 1.00	$ 1.00